First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 61.0%
	Biotechnology — 3.6%
20,075	Metsera, Inc. (a)	$1,265,528
	Diversified Telecommunication Services — 2.7%
24,846	Frontier Communications Parent, Inc. (a)	938,185
	Entertainment — 4.5%
7,825	Electronic Arts, Inc. (b)	1,565,469
	Food Products — 3.3%
13,600	Kellanova (b)	1,129,616
	Health Care Equipment & Supplies — 1.6%
19,921	Surmodics, Inc. (a)	546,533
	Health Care Providers & Services — 3.6%
44,141	Premier, Inc., Class A (b)	1,241,245
	Insurance — 5.6%
38,210	Aspen Insurance Holdings Ltd., Class A (a) (b)	1,404,218
21,932	ProAssurance Corp. (a)	525,271
		1,929,489
	Interactive Media & Services — 4.1%
181,111	Vimeo, Inc. (a) (b)	1,412,666
	Media — 3.6%
120,626	Integral Ad Science Holding Corp. (a) (b)	1,231,591
	Office REITs — 3.5%
188,102	Paramount Group, Inc. (a) (b)	1,230,187
	Oil, Gas & Consumable Fuels — 3.6%
374,555	Berry Corp. (b)	1,262,250
	Professional Services — 3.0%
15,273	Dayforce, Inc. (a)	1,049,866
	Software — 10.2%
50,015	Informatica, Inc., Class A (a) (b)	1,243,873
53,515	PROS Holdings, Inc. (a) (b)	1,233,521
51,939	Verint Systems, Inc. (a)	1,053,323
		3,530,717
	Specialty Retail — 5.1%
41,959	Guess?, Inc.	712,464
37,768	ODP (The) Corp. (a)	1,052,972
		1,765,436
	Trading Companies & Distributors — 3.0%
16,553	Air Lease Corp.	1,057,075
	Total Common Stocks	21,155,853
	(Cost $21,242,957)
Shares	Description	Value
RIGHTS — 0.0%
	Biotechnology — 0.0%
69,580	89bio, Inc., expiring December 31, 2035 (a) (c) (d) (e)	$0
43,869	Chinook Therapeutics, Inc., expiring December 21, 2029 (a) (c) (d) (e)	0
100,745	Icosavax, Inc., expiring January 1, 2029 (a) (c) (d) (e)	0
		0
	Consumer Staples Distribution & Retail — 0.0%
76,307	Walgreens Boots Alliance, Inc., no expiration date (a) (c) (d) (e)	0
	Health Care Equipment & Supplies — 0.0%
7,137	ABIOMED, Inc., expiring December 31, 2029 (a) (c) (d) (e)	0
97,345	Paragon 28, Inc., expiring December 31, 2026 (a) (c) (d) (e)	0
		0
	Pharmaceuticals — 0.0%
39,856	Mirati Therapeutics, Inc., expiring January 23, 2031 (a) (c) (d) (e)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 34.4%
11,929,541	Dreyfus Government Cash Management Fund, Institutional Shares - 4.00% (f)	11,929,541
	(Cost $11,929,541)
	Total Investments — 95.4%	33,085,394
	(Cost $33,172,498)
COMMON STOCKS SOLD SHORT — (3.7)%
	Oil, Gas & Consumable Fuels — (3.7)%
(26,892)	California Resources Corp.	(1,268,496)
	Total Investments Sold Short — (3.7)%	(1,268,496)
	(Proceeds $1,423,065)
	Net Other Assets and Liabilities — 8.3%	2,867,826
	Net Assets — 100.0%	$34,684,724

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At October 31, 2025, the segregated value of these securities amounts to $4,069,087.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At October 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Rate shown reflects yield as of October 31, 2025.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$21,155,853	$21,155,853	$—	$—
Rights*	— **	—	—	— **
Money Market Funds	11,929,541	11,929,541	—	—
Total Investments	$33,085,394	$33,085,394	$—	$— **

LIABILITIES TABLE
	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(1,268,496)	$(1,268,496)	$—	$—

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.